Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$169,369	$—
Federal Net Operating loss	32,923	65

Total deferred tax asset	202,293	65
Valuation allowance	(202,293)	(65)

Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision
The income tax provision consists of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(202,228)	(65)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	202,228	65

Income tax provision	$—	$—

Schedule of Reconciliation of the Federal Income Tax Effective Rate
Reconciliations of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in FV of Warrant Liability	20.44%	0.0%
Change in valuation allowance	-41.44%	-21.0%

Income tax provision	—%	—%